UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment (    );   Amendment Number:
This Amendment   (Check only one.):   (    )   is a restatement.
                                      (    )   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Commonfund Asset Management Company, Inc.
Address:       15 Old Danbury Road
               P. O. Box 812
               Wilton, CT  06897-0812

Form 13F File Number: 28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael H. Strauss
Title:    Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:    203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael H. Strauss           Wilton, CT                8/8/08
(Signature)                    (City, State)               (Date)

Report Type      (Check only one.):

(     )   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(     )   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(  X  )   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number        Name of Sub-adviser

1          28-6538                     AEW Capital Management
2          28-05508                    Aronson + Johnson + Ortiz
3          28-06233                    Cliffwood Partners LLC
4          28-03121                    David M. Knott
5          28-05268                    De Prince, Race & Zollo, Inc.
6          28-06035                    D.G. Capital Management, Inc.
7          28-02602                    Edgewood Management Company
8          28-01185                    Frontier Capital Management Co.
9          28-04981                    Goldman Sachs Asset Management
10         28-03377                    Grantham, Mayo, Van Otterloo & Co. LLC
11         28-2013                     Harris Associates, L.P.
12         28-10706                    IronBridge Capital Management
13         28-00074                    Jennison Associates
14         28-11937                    JP Morgan Investment Management, Inc.
15         28-12154                    Levin Capital Securities, LP
16         28-398                      Loomis Sayles & Co.
17         28-06748                    Marsico Asset Management, LLC
18         28-04632                    Martingale Asset Management
19         28-1399                     Southeastern Asset Management, Inc.
20         28-01693                    Steinberg Asset Management, LLC
21         28-00620                    The Boston Company Asset Management,LLC
22         28-02927                    Water Street Capital Inc.
23         28-517                      Wellington Management Company, LLP
24         28-1700                     Western Asset Management Company

                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              32

Form 13F Information Table Value Total:          $ 207,843
                                                (thousands)


Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers:   NONE

                                                 Form 13(f) Information Table



Column 1              Column 2   Column 3     Column 4          Column 5             Column 6       Column 7        Column 8
Name of Issuer       Title of    Cusip        Value                                  Investment     Other
                      Class                  (x$1000)                                Discretion     Managers

                                                       Shares or   Shares/   Put/                               Voting Authority
                                                       PRN Amt.    PRN       Call                          Sole     Shared     None



3M Co.                  COM     88579Y101     6,823     98,050     SH                 Sole           No      x
American Express Co.    COM     025816109        83      2,200     SH                 Sole           No      x
Becton Dickinson & Co.  COM     758871091       427      5,250     SH                 Sole           No      x
Caterpillar Inc.        COM     149123101     7,899    107,000     SH                 Sole           No      x
Comcast Corp. (Cl A)    COM     20030N101     8,818    464,850     SH                 Sole           No      x
ConocoPhillips          COM     20825C104     5,465     57,900     SH                 Sole           No      x
Corning Inc.            COM     219350105       320     13,900     SH                 Sole           No      x
Diamond Offshore
Drilling Inc.           COM     25271C102       348      2,500     SH                 Sole           No      x
E.I. DuPont de
Nemours & Co.           COM     263534109     5,233    122,000     SH                 Sole           No      x
Exxon Mobil Corp.       COM     30231G102     8,601     97,600     SH                 Sole           No      x
Genentech Inc.          COM     368710406     8,061    106,200     SH                 Sole           No      x
General Electric Co.    COM     369604103    13,249    496,400     SH                 Sole           No      x
General Mills Inc.      COM     370334104       498      8,200     SH                 Sole           No      x
Gilead Sciences Inc.    COM     375558103       159      3,000     SH                 Sole           No      x
Intel Corp.             COM     458140100    14,102    656,500     SH                 Sole           No      x
International Business
Machines Corp.          COM     459200101    15,930    134,400     SH                 Sole           No      x
ITT Corp.               COM     450911102       193      3,050     SH                 Sole           No      x
Kohl's Corp.            COM     500255104       164      4,100     SH                 Sole           No      x
Lockheed Martin Corp.   COM     539830109    10,221    103,600     SH                 Sole           No      x
McDonald's Corp.        COM     580135101    12,256    218,000     SH                 Sole           No      x
Microsoft Corp.         COM     594918104    14,407    523,700     SH                 Sole           No      x
Morgan Stanley          COM     617446448     4,173    115,700     SH                 Sole           No      x
PepsiCo Inc.            COM     713448108    13,659    214,800     SH                 Sole           No      x
Procter & Gamble Co.    COM     742718109    10,213    167,950     SH                 Sole           No      x
Schlumberger Ltd.       COM     806857108    15,588    145,100     SH                 Sole           No      x
Starbucks Corp.         COM     855244109       121      7,700     SH                 Sole           No      x
Target Corp.            COM     87612E106     6,941    149,300     SH                 Sole           No      x
United Parcel Service
Inc. (Cl B)             COM     911312106       246      4,000     SH                 Sole           No      x
UnitedHealth Group Inc. COM     91324P102       142      5,400     SH                 Sole           No      x
Wal-Mart Stores Inc.    COM     931142103    14,258    253,700     SH                 Sole           No      x
Walt Disney Co.         COM     254687106     8,864    284,100     SH                 Sole           No      x
XTO Energy Inc.         COM     98385X106       381      5,562     SH                 Sole           No      x
